8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Advances From Federal Home Loan Bank Of Dallas Details
2014	$ 29,247
2015	8,092
2016	10,349
2017	8,299
2018	5,871
Thereafter	47,139
Total	$ 108,997	$ 142,751